Specific Items - Additional Information (Detail) - Specific Items [Member] - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	May 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Specific Items [Line Items]
EE acquisition warranty claim		£ 225	£ 0	£ 0
Restructuring charges		241	0	0
Expected restructuring charges	£ 300
EE acquisition and integration costs		46	215	116
Amortisation charge relating to write-off of IT assets		0	62
Property rationalisation costs		28		29
Regulatory matters effect		49	(479)	0
Regulatory matters revenue		23	(2)	(203)
Specific operating costs		26
Deemed consent charge			342	0
Regulatory matters effect			42
Deemed consent charge, net		300	300
Ladder pricing agreements revenue recognised			8	203
Ladder pricing agreements costs recognised			8	203
Other regulatory matters			49	137
Provision for other regulatory matters			51
Trade and other payables			2
Italian business investigation		22	238
Charge recognised related to investigation of specific items			245
Fees incurred related to investigation of specific items			15
Profit on disposal of businesses		£ 1	16	0
EE fair value adjustment				£ 70
Out of period irrecoverable VAT			30
Interest on out of period irrecoverable VAT			£ 1